Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Common Stock, Class A
Current assets:
Cash and cash equivalents	$ 52,388	$ 37,925	$ 99,188
Accounts receivable, net of allowance for doubtful accounts	192,036	188,960	174,191
Deferred income tax assets	5,088	5,862	7,913
Prepaid expenses and other current assets	20,994	16,926	25,020
Total current assets	270,506	249,673	306,312
Property and equipment, net	276,809	277,768	231,307
Goodwill	1,482,878	1,443,574	908,310
Intangible assets, net	1,786,498	1,821,897	1,035,886
Other assets, net	31,791	39,403	9,750
Total assets	3,848,482	3,832,315	2,491,565
Current liabilities:
Accounts payable	11,608	8,827	4,732
Accrued expenses	136,569	132,096	112,245
Deferred revenues	8,664	5,561	12,130
Current portion of long-term debt	16,805	16,034	12,494
Total current liabilities	173,646	162,518	141,601
Long-term debt, excluding current portion	2,007,047	1,945,074	933,749
Deferred income tax liabilities	481,880	502,044	200,357
Tax receivable agreement obligations to related parties	129,823	117,477	138,533
Other long-term liabilities	3,649	1,413	22,037
Commitments and contingencies
Equity:
Common stock				1
Additional paid-in capital	1,124,351	1,120,676	738,888
Preferred stock (par value, $0.00001), 25,000,000 shares authorized and 0 shares issued and outstanding at December 31, 2010
Accumulated other comprehensive income (loss)	(2,294)	(194)	(2,569)
Retained earnings/Accumulated deficit	(69,620)	(16,693)	53,250
Total equity	1,052,437	1,103,789	1,055,288	1
Contingent consideration			1,955
Emdeon Inc. equity		1,103,789	791,525
Noncontrolling interest			263,763
Total liabilities and equity	$ 3,848,482	$ 3,832,315	$ 2,491,565